Investments (excluding Consolidated Investment Entities) - OTTI (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 security		Dec. 31, 2012 security		Dec. 31, 2011 security
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	$ 35.7		$ 55.1		$ 502.7
No. of Securities	133		126		391
U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0		14.3		55.2
No. of Securities	0		4		41
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	5.1	[1]	2.2	[1]	71.3	[1]
No. of Securities	1	[1]	5	[1]	61	[1]
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	17.4		25.2		37.7
No. of Securities	118		106		134
Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0.6		1.7		133.7
No. of Securities	3		1		26
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	8.9		2.6		195.5
No. of Securities	8		7		122
Equity securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	3.0		0		0
No. of Securities	2		0		0
Mortgage loans on real estate
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0		7.7		9.3
No. of Securities	0		2		7
Other Assets
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0.7	[2]	1.4	[2]	0	[2]
No. of Securities	1	[2]	1	[2]	0	[2]
Intent related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	14.5		7.8		430.2
No. of Securities	27		18		267
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Intent Impairments, Available-for-sale Securities	14.5		7.8		430.2
Intent related impairment | U.S. corporate securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0		1.1		55.2
No. of Securities	0		2		40
Intent related impairment | Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0	[1]	1.5	[1]	59.0	[1]
No. of Securities	0	[1]	4	[1]	56	[1]
Intent related impairment | Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	6.6		3.3		7.9
No. of Securities	22		10		27
Intent related impairment | Commercial mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	0.6		1.7		124.3
No. of Securities	3		1		26
Intent related impairment | Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Impairment	7.3		0.2		183.8
No. of Securities	2		1		118
Credit related impairment
Available-for-sale Securities, Including Securities Pledged [Line Items]
Write-downs related to credit impairments	$ 21.2		$ 47.3		$ 72.5

[1]	Primarily U.S. dollar denominated
[2]	Includes loss on real estate owned that is classified as Other assets on the Consolidated Balance Sheets